Investment in Master Trust - Investments and other assets and changes in net assets (Details) (Imported) - U.S. Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments at contract value
Net assets available for benefits	$ 9,331,538,538	$ 8,494,721,918
Net investment income	1,355,244,496	993,427,567
Transfer out (see Note1)	184,536,749
Net Assets:
Beginning of year	8,494,721,918	7,800,386,450
End of year	9,331,538,538	8,494,721,918
Sanofi U.S. Group Savings Master Trust
Investments
Total investments at fair value	8,808,891,943	7,969,065,149
Investments at contract value
Stable value fund	487,868,228	489,852,592
Net assets available for benefits	9,296,760,171	8,458,917,741
Net Appreciation in the value of investments	1,341,677,244	978,908,389
Dividend income	1,689,256	1,860,132
Interest	16,171,561	16,180,920
Net investment income	1,359,538,061	996,949,441
Transfer out (see Note1)	(521,695,631)	(305,936,717)
Increase in Net Assets	837,842,430	691,012,724
Net Assets:
Beginning of year	8,458,917,741	7,767,905,017
End of year	9,296,760,171	8,458,917,741
Sanofi U.S. Group Savings Master Trust | Self-directed brokerage accounts
Investments
Total investments at fair value	195,671,531	166,382,492
Sanofi U.S. Group Savings Master Trust | Common collective trust funds
Investments
Total investments at fair value	8,321,132,717	7,524,576,465
Sanofi U.S. Group Savings Master Trust | Domestic equities
Investments
Total investments at fair value	196,628,547	181,509,806
Sanofi U.S. Group Savings Master Trust | Fixed income securities
Investments
Total investments at fair value	58,038,372	54,099,426
Sanofi U.S. Group Savings Master Trust | Common stock
Investments
Total investments at fair value	37,420,776	42,496,960
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust
Investments
Total investments at fair value	8,778,889,295	7,941,107,998
Investments at contract value
Stable value fund	486,208,714	487,292,544
Net assets available for benefits	9,265,098,009	8,428,400,542
Net Appreciation in the value of investments	1,337,457,183	975,490,001
Dividend income	1,670,761	1,841,210
Interest	16,116,552	16,096,356
Net investment income	1,355,244,496	993,427,567
Transfer out (see Note1)	(518,547,029)	(303,062,094)
Increase in Net Assets	836,697,467	690,365,473
Net Assets:
Beginning of year	8,428,400,542	7,738,035,069
End of year	9,265,098,009	8,428,400,542
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Self-directed brokerage accounts
Investments
Total investments at fair value	195,671,531	166,382,492
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Common collective trust funds
Investments
Total investments at fair value	8,293,849,028	7,499,066,608
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Domestic equities
Investments
Total investments at fair value	194,752,347	179,849,867
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Fixed income securities
Investments
Total investments at fair value	57,671,979	53,800,531
Sanofi U.S. Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Common stock
Investments
Total investments at fair value	$ 36,944,410	$ 42,008,500